Inventories, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventories, Net [Abstract]
Written down from cost of inventories	$ 1,313	$ 1,165